Loans Held-For-Sale, Net (Schedule Of Higher Risk Mortgage Loans Held-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable Held-for-sale, Net [Abstract]
High original loan-to-value (greater than 100%) mortgage loans	$ 378	$ 423
Held For Sales Mortgage Finance Receivables Payment Option Adjustable Rate Mortgage Loans	0	12
Held For Sales Mortgage Finance Receivables Interest Only Mortgage Loans	10	298
Held For Sales Mortgage Finance Receivables Below Market Rate Mortgages	0	169
Higher-risk mortgage loans held-for-sale	$ 388	$ 902